Business combinations (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure of detailed information about business combination [abstract]
Schedule of the Purchase Price Allocation

The following table presents the purchase price allocation:

Net assets	₹	194
Fair value of property, plant and equipment		374
Fair value of right-of-use assets		33
Fair value of customer-related intangibles		556
Fair value of marketing-related intangibles		390
Deferred tax liabilities on intangible assets		(367)
Total identifiable assets	₹	1,180
Goodwill		4,817
Share of non-controlling interests		(472)
Total purchase price	₹	5,525

Net Assets include:
Cash and cash equivalents		153
Fair value of acquired trade receivables included in net assets		113
Gross contractual amount of acquired trade receivables		113
Less: Allowance for lifetime expected credit loss		-

Amount included in general and administrative expenses:
Transaction costs		31

The following table presents the purchase price allocation:

Net assets	₹	166
Fair value of property, plant and equipment		9
Fair value of customer-related intangibles		1,896
Deferred tax liabilities on intangible assets		(566)
Total identifiable assets	₹	1,505
Goodwill		1,331
Total purchase price	₹	2,836

Net Assets include:
Cash and cash equivalents	₹	113
Fair value of acquired trade receivables included in net assets		215
Gross contractual amount of acquired trade receivables		215
Less: Allowance for lifetime expected credit loss		-

Amount included in general and administrative expenses:
Transaction costs	₹	45

Net assets	₹	2,996
Fair value of property, plant and equipment		383
Fair value of right-of-use assets		1,062
Fair value of customer-related intangibles		5,644
Fair value of marketing-related intangibles		1,109
Deferred tax liabilities on intangible assets		(1,915)
Total identifiable assets	₹	9,279
Goodwill		24,765
Total purchase price	₹	34,044

Net Assets include:
Cash and cash equivalents	₹	8,011
Fair value of acquired trade receivables included in net assets		3,066
Gross contractual amount of acquired trade receivables		3,225
Less: Allowance for lifetime expected credit loss		(159)

Amount included in general and administrative expenses:
Transaction costs	₹	230